Stockholders' Equity - Key Valuation Inputs (Details)	Aug. 31, 2021	Aug. 31, 2021 d	Aug. 31, 2021	May 31, 2020	May 31, 2020 d	May 31, 2020	Feb. 19, 2020 d
Class B Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)							3 years
Class B Warrant | Dividend yield | Black-Scholes Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input							0
Class B Warrant | Risk-free interest rate | Black-Scholes Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input							1.39
Class B Warrant | Expected volatility | Black-Scholes Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input							40.00
Class C Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	3 days 1 hour			4 years 4 months 6 days
Class C Warrant | Dividend yield | Black-Scholes Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		0	0		0	0
Class C Warrant | Risk-free interest rate | Black-Scholes Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		0.41			0.33
Class C Warrant | Expected volatility | Black-Scholes Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		45.00			50.00